Members of the Supervisory Board - Schedule of Position of Supervisory Board Member (Details)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Name	Thomas Schaffer
Company	Industrial Tracking Systems AG, Fürstenfeldbruck
Board	Supervisory Board
Position	Chair
Supervisory Board [Member]
Statement Line Items [Line Items]
Name	Reinhard Eyring
Company	DESTAG Deutsche Steinindustrie AG
Board	Supervisory Board
Position	Chair
Supervisory Board One [Member]
Statement Line Items [Line Items]
Name	Prof. Dr. Franca Ruhwedel
Company	NATIONAL-BANK AG, Essen
Board	Supervisory Board
Position	Member
Supervisory Board Two [Member]
Statement Line Items [Line Items]
Name	Prof. Dr. Franca Ruhwedel
Company	VTG AG, Hamburg
Board	Supervisory Board
Position	Member